Schedule of investments
Delaware Corporate Bond Fund	October 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 0.70%
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	3,500,000	$ 3,290,700
Liberty Broadband 144A 2.75% exercise price $857.56, maturity date 9/30/50 #	110,000	106,695
Liberty Broadband 144A 1.25% exercise price $900.01, maturity date 9/30/50 #	2,870,000	2,745,155
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	1,790,000	1,486,595
Total Convertible Bonds (cost $7,948,218)		7,629,145

Corporate Bonds — 89.60%
Banking — 24.40%
Ally Financial
5.75% 11/20/25	4,525,000	4,356,420
8.00% 11/1/31	1,840,000	1,889,514
Bank of America
2.482% 9/21/36 μ	11,720,000	8,388,241
2.676% 6/19/41 μ	1,795,000	1,138,624
4.948% 7/22/28 μ	3,070,000	2,930,769
5.015% 7/22/33 μ	3,115,000	2,860,306
Bank of New York Mellon
4.596% 7/26/30 μ	11,245,000	10,557,698
4.70% 9/20/25 μ, ψ	8,770,000	8,419,200
5.802% 10/25/28 μ	1,835,000	1,848,467
5.834% 10/25/33 μ	2,480,000	2,485,591
Barclays
5.501% 8/9/28 μ	3,537,000	3,267,492
7.325% 11/2/26 μ	3,925,000	3,921,805
8.00% 3/15/29 μ	4,135,000	3,714,694

Citigroup 5.61% 9/29/26 μ	10,500,000	10,367,896
Citizens Bank 6.064% 10/24/25 μ	3,040,000	3,062,971
Credit Suisse 1.00% 5/5/23	3,190,000	3,093,588
Credit Suisse Group
3.091% 5/14/32 #, μ	4,065,000	2,792,556
144A 6.442% 8/11/28 #, μ	4,495,000	4,060,674

Fifth Third Bancorp 4.337% 4/25/33 μ	4,180,000	3,630,696
Fifth Third Bank 5.852% 10/27/25 μ	4,800,000	4,808,026
Goldman Sachs Group 1.542% 9/10/27 μ	10,839,000	9,103,051
Huntington National Bank 4.552% 5/17/28 μ	14,654,000	14,001,229
JPMorgan Chase & Co.
1.764% 11/19/31 μ	7,720,000	5,625,953
3.882% 7/24/38 μ	5,110,000	3,967,639
NQ-460 [10/22] 12/22 (2638374)    1

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
JPMorgan Chase & Co.
4.851% 7/25/28 μ	11,410,000	$ 10,855,376
4.912% 7/25/33 μ	160,000	145,718

KeyCorp 4.789% 6/1/33 μ	7,575,000	6,861,315
Morgan Stanley
1.928% 4/28/32 μ	7,555,000	5,485,863
2.484% 9/16/36 μ	14,899,000	10,564,854
6.138% 10/16/26 μ	1,105,000	1,109,034
6.296% 10/18/28 μ	1,105,000	1,115,686
6.342% 10/18/33 μ	3,510,000	3,563,627

NatWest Group 4.60% 6/28/31 μ, ψ	4,175,000	2,706,036
PNC Bank 4.05% 7/26/28	8,420,000	7,648,501
PNC Financial Services Group
5.671% 10/28/25 μ	3,820,000	3,825,572
6.20% 9/15/27 μ	3,480,000	3,304,956

Popular 6.125% 9/14/23	5,020,000	5,047,861
State Street
2.203% 2/7/28 μ	3,630,000	3,150,903
4.164% 8/4/33 μ	5,530,000	4,902,426
SVB Financial Group
2.10% 5/15/28	7,605,000	6,049,026
4.00% 5/15/26 μ, ψ	2,647,000	1,855,668
4.57% 4/29/33 μ	3,810,000	3,206,407

Toronto-Dominion Bank 4.108% 6/8/27	5,760,000	5,399,357
Truist Bank 2.636% 9/17/29 μ	10,460,000	9,686,956
Truist Financial
4.95% 9/1/25 μ, ψ	8,635,000	8,289,600
6.123% 10/28/33 μ	3,260,000	3,270,420
US Bancorp
2.491% 11/3/36 μ	3,030,000	2,223,783
4.548% 7/22/28 μ	17,600,000	16,741,190
5.727% 10/21/26 μ	2,705,000	2,714,220
Wells Fargo & Co.
4.54% 8/15/26 μ	6,490,000	6,247,150
4.808% 7/25/28 μ	11,450,000	10,852,940
		267,117,545
Basic Industry — 3.57%
Celanese US Holdings
6.05% 3/15/25	5,915,000	5,755,143
6.165% 7/15/27	1,215,000	1,147,217

2    NQ-460 [10/22] 12/22 (2638374)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

Georgia-Pacific 8.00% 1/15/24	4,345,000	$ 4,487,807
Graphic Packaging International 144A 3.50% 3/1/29 #	3,155,000	2,669,197
Newmont
2.25% 10/1/30	3,210,000	2,480,879
2.60% 7/15/32	2,570,000	1,962,786
2.80% 10/1/29	9,845,000	8,139,152

Sherwin-Williams 2.90% 3/15/52	11,730,000	6,816,372
Westlake 3.125% 8/15/51	9,465,000	5,568,088
		39,026,641
Brokerage — 1.43%
Blackstone Holdings Finance 144A 1.625% 8/5/28 #	2,865,000	2,301,993
Charles Schwab 5.375% 6/1/25 μ, ψ	4,195,000	4,116,344
Jefferies Financial Group
2.625% 10/15/31	10,260,000	7,308,212
6.50% 1/20/43	2,090,000	1,921,421
		15,647,970
Capital Goods — 5.66%
Amphenol 2.20% 9/15/31	3,205,000	2,454,339
Ardagh Metal Packaging Finance USA 144A 4.00% 9/1/29 #	3,515,000	2,675,513
Ashtead Capital 144A 1.50% 8/12/26 #	6,880,000	5,712,964
Boeing 3.75% 2/1/50	9,770,000	6,269,574
Eaton 4.15% 3/15/33	9,670,000	8,587,813
Lockheed Martin 5.70% 11/15/54	5,560,000	5,609,452
Madison IAQ 144A 4.125% 6/30/28 #	1,880,000	1,559,968
Pactiv Evergreen Group Issuer 144A 4.00% 10/15/27 #	3,385,000	3,004,526
Republic Services 2.375% 3/15/33	12,537,000	9,608,426
Teledyne Technologies 2.25% 4/1/28	13,780,000	11,431,083
Waste Connections
2.95% 1/15/52	2,315,000	1,436,621
4.20% 1/15/33	4,045,000	3,662,663
		62,012,942
Communications — 9.85%
Altice France 144A 5.125% 1/15/29 #	3,720,000	2,804,675
AMC Networks
4.25% 2/15/29	600,000	464,727
4.75% 8/1/25	3,325,000	3,046,797

AT&T 3.50% 9/15/53	21,580,000	13,874,270
NQ-460 [10/22] 12/22 (2638374)    3

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
CCO Holdings
144A 4.50% 6/1/33 #	945,000	$ 718,432
144A 4.75% 2/1/32 #	3,870,000	3,105,356
144A 6.375% 9/1/29 #	2,005,000	1,850,797

Cellnex Finance 144A 3.875% 7/7/41 #	3,267,000	2,007,082
Charter Communications Operating 3.85% 4/1/61	9,995,000	5,780,992
Comcast 3.20% 7/15/36	6,524,000	4,978,447
Crown Castle
1.05% 7/15/26	5,500,000	4,632,964
2.10% 4/1/31	4,563,000	3,411,801

CSC Holdings 144A 4.50% 11/15/31 #	5,855,000	4,567,895
Directv Financing 144A 5.875% 8/15/27 #	3,965,000	3,578,234
Discovery Communications 4.00% 9/15/55	7,970,000	4,560,645
Netflix 4.875% 4/15/28	2,970,000	2,823,074
Sprint Spectrum 144A 4.738% 9/20/29 #	2,621,875	2,585,672
Time Warner Cable 7.30% 7/1/38	2,930,000	2,740,411
Time Warner Entertainment 8.375% 3/15/23	6,100,000	6,167,002
T-Mobile USA
3.00% 2/15/41	5,100,000	3,436,540
3.375% 4/15/29	13,605,000	11,796,964
Verizon Communications
2.875% 11/20/50	7,895,000	4,670,731
4.50% 8/10/33	10,110,000	9,018,618

Virgin Media Secured Finance 144A 5.50% 5/15/29 #	3,458,000	3,148,889
VZ Secured Financing 144A 5.00% 1/15/32 #	2,540,000	2,028,685
		107,799,700
Consumer Cyclical — 2.84%
ADT Security 144A 4.875% 7/15/32 #	3,663,000	3,124,942
Amazon.com 2.50% 6/3/50	15,385,000	9,160,660
Aptiv 3.10% 12/1/51	15,996,000	8,947,985
Levi Strauss & Co. 144A 3.50% 3/1/31 #	2,866,000	2,296,726
VICI Properties 4.95% 2/15/30	8,305,000	7,517,165
		31,047,478
Consumer Non-Cyclical — 5.27%
Baxter International 3.132% 12/1/51	6,660,000	4,066,282
Bimbo Bakeries USA 144A 4.00% 5/17/51 #	3,540,000	2,483,925
Bunge Finance 2.75% 5/14/31	7,475,000	5,876,770
CVS Health
2.70% 8/21/40	12,941,000	8,375,600
4.78% 3/25/38	2,625,000	2,283,570

4    NQ-460 [10/22] 12/22 (2638374)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

JBS USA LUX 144A 3.00% 2/2/29 #	3,287,000	$ 2,670,222
Merck & Co. 2.75% 12/10/51	4,532,000	2,886,588
Perrigo Finance Unlimited 4.375% 3/15/26	7,415,000	6,965,614
Royalty Pharma 3.35% 9/2/51	12,513,000	7,379,238
Sodexo
144A 1.634% 4/16/26 #	5,520,000	4,783,880
144A 2.718% 4/16/31 #	2,290,000	1,760,914

Tenet Healthcare 144A 4.25% 6/1/29 #	3,575,000	3,017,389
US Foods 144A 4.75% 2/15/29 #	3,265,000	2,901,279
Viatris 4.00% 6/22/50	3,778,000	2,196,210
		57,647,481
Electric — 9.60%
Appalachian Power 4.50% 8/1/32	7,500,000	6,707,119
Berkshire Hathaway Energy 2.85% 5/15/51	5,078,000	3,050,825
Commonwealth Edison 2.75% 9/1/51	5,025,000	3,016,054
Duke Energy Carolinas 3.95% 11/15/28	6,187,000	4,883,085
Electricite de France SA 144A 5.25% #, μ	1,687,000	1,588,352
Enel Finance International 144A 6.80% 10/14/25 #	3,710,000	3,727,830
Entergy Texas 3.55% 9/30/49	2,695,000	1,806,902
Fells Point Funding Trust 144A 3.046% 1/31/27 #	4,685,000	4,170,505
IPALCO Enterprises 4.25% 5/1/30	3,220,000	2,771,580
Liberty Utilities Finance GP 1 144A 2.05% 9/15/30 #	3,000,000	2,223,807
National Rural Utilities Cooperative Finance 4.15% 12/15/32	8,920,000	8,015,796
Nevada Power 5.90% 5/1/53	4,385,000	4,338,114
NextEra Energy Capital Holdings 3.00% 1/15/52	5,850,000	3,597,377
NRG Energy 144A 2.45% 12/2/27 #	2,470,000	2,031,594
Oglethorpe Power
3.75% 8/1/50	5,235,000	3,512,444
144A 4.50% 4/1/47 #	5,500,000	4,131,548
Pacific Gas and Electric
3.30% 8/1/40	1,125,000	732,361
3.50% 8/1/50	1,690,000	1,034,021
4.60% 6/15/43	4,405,000	3,165,326
4.95% 7/1/50	3,615,000	2,702,121

PacifiCorp 2.90% 6/15/52	13,799,000	8,443,204
Public Service Co. of Oklahoma 3.15% 8/15/51	4,285,000	2,647,674
San Diego Gas & Electric 3.32% 4/15/50	2,270,000	1,518,697
Southern California Edison
3.45% 2/1/52	1,680,000	1,100,077
NQ-460 [10/22] 12/22 (2638374)    5

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Southern California Edison
4.125% 3/1/48	3,090,000	$ 2,253,785
4.875% 3/1/49	1,865,000	1,501,559
6.00% 1/15/34	996,000	976,430
Vistra Operations
144A 3.55% 7/15/24 #	6,327,000	6,029,224
144A 5.125% 5/13/25 #	5,920,000	5,720,993

WEC Energy Group 5.15% 10/1/27	7,770,000	7,653,197
		105,051,601
Energy — 7.03%
BP Capital Markets 4.875% 3/22/30 μ, ψ	8,805,000	7,458,936
BP Capital Markets America 2.939% 6/4/51	2,260,000	1,409,114
Cheniere Corpus Christi Holdings 7.00% 6/30/24	6,760,000	6,843,725
Enbridge
1.60% 10/4/26	3,180,000	2,730,828
5.75% 7/15/80 μ	4,710,000	4,173,578
Energy Transfer
6.25% 4/15/49	3,410,000	2,981,780
6.50% 11/15/26 μ, ψ	9,654,000	8,326,575

Enterprise Products Operating 3.30% 2/15/53	10,375,000	6,509,227
Galaxy Pipeline Assets Bidco 144A 2.94% 9/30/40 #	4,112,585	3,097,652
Kinder Morgan 5.45% 8/1/52	8,295,000	7,032,027
NuStar Logistics 5.625% 4/28/27	4,294,000	3,990,414
ONEOK 7.50% 9/1/23	6,625,000	6,709,157
Targa Resources Partners
4.00% 1/15/32	2,880,000	2,366,634
4.875% 2/1/31	3,225,000	2,849,465
5.00% 1/15/28	5,005,000	4,626,494

Valero Energy 3.65% 12/1/51	8,850,000	5,889,294
		76,994,900
Finance Companies — 4.37%
AerCap Ireland Capital DAC
1.65% 10/29/24	3,300,000	2,996,721
3.00% 10/29/28	7,916,000	6,400,762
3.40% 10/29/33	6,712,000	4,860,585
Air Lease
2.20% 1/15/27	4,205,000	3,520,767
2.875% 1/15/32	3,880,000	2,902,569
4.125% 12/15/26 μ, ψ	4,080,000	2,703,366
6    NQ-460 [10/22] 12/22 (2638374)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Aviation Capital Group
144A 1.95% 1/30/26 #	5,707,000	$ 4,892,774
144A 3.50% 11/1/27 #	2,180,000	1,772,026
144A 5.50% 12/15/24 #	8,565,000	8,245,011

Avolon Holdings Funding 144A 2.75% 2/21/28 #	9,935,000	7,601,822
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	2,140,000	1,948,791
		47,845,194
Insurance — 4.28%
Aon 5.00% 9/12/32	2,925,000	2,760,889
Athene Global Funding 144A 1.985% 8/19/28 #	14,952,000	12,304,726
Athene Holding
3.45% 5/15/52	3,215,000	1,893,587
3.95% 5/25/51	3,385,000	2,166,409

Berkshire Hathaway Finance 3.85% 3/15/52	9,335,000	6,862,290
Brighthouse Financial
3.85% 12/22/51	2,395,000	1,412,068
4.70% 6/22/47	4,733,000	3,293,843

Elevance Health 5.50% 10/15/32	4,820,000	4,804,462
Global Atlantic 144A 4.70% 10/15/51 #, μ	5,070,000	3,748,836
Hartford Financial Services Group 2.90% 9/15/51	3,625,000	2,129,380
Prudential Financial 3.70% 10/1/50 μ	7,005,000	5,460,713
		46,837,203
Natural Gas — 1.76%
Atmos Energy 5.75% 10/15/52	4,115,000	3,998,401
Sempra Energy
4.125% 4/1/52 μ	2,775,000	2,093,359
4.875% 10/15/25 μ, ψ	6,855,000	6,243,788

Southern Co. Gas Capital 5.15% 9/15/32	7,246,000	6,889,959
		19,225,507
Real Estate Investment Trusts — 1.69%
American Homes 4 Rent 3.625% 4/15/32	4,840,000	3,903,105
Corporate Office Properties 2.75% 4/15/31	5,520,000	3,996,920
Digital Realty Trust 5.55% 1/15/28	4,210,000	4,095,896
Extra Space Storage 2.35% 3/15/32	9,040,000	6,552,739
		18,548,660
Technology — 6.14%
Alphabet 2.05% 8/15/50	10,280,000	5,894,311
Autodesk 2.40% 12/15/31	7,435,000	5,738,810
Broadcom 144A 3.469% 4/15/34 #	9,922,000	7,440,228
NQ-460 [10/22] 12/22 (2638374)    7

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Broadridge Financial Solutions 2.60% 5/1/31	8,112,000	$ 6,317,890
CDW 3.276% 12/1/28	11,570,000	9,418,884
Clarivate Science Holdings 144A 3.875% 7/1/28 #	3,763,000	3,236,084
CoStar Group 144A 2.80% 7/15/30 #	4,235,000	3,342,977
Entegris Escrow
144A 4.75% 4/15/29 #	3,650,000	3,230,263
144A 5.95% 6/15/30 #	3,680,000	3,366,961

KLA 4.95% 7/15/52	4,345,000	3,790,449
Marvell Technology
1.65% 4/15/26	4,460,000	3,856,333
2.45% 4/15/28	2,820,000	2,308,883
NXP
3.125% 2/15/42	2,940,000	1,850,411
5.55% 12/1/28	3,750,000	3,614,366

Sensata Technologies 144A 3.75% 2/15/31 #	4,715,000	3,765,635
		67,172,485
Transportation — 1.71%
Burlington Northern Santa Fe 2.875% 6/15/52	5,602,000	3,524,874
DAE Funding
144A 1.55% 8/1/24 #	2,260,000	2,050,990
144A 3.375% 3/20/28 #	1,105,000	934,382

Delta Air Lines 144A 7.00% 5/1/25 #	4,097,000	4,155,112
Mileage Plus Holdings 144A 6.50% 6/20/27 #	4,859,250	4,810,220
Seaspan 144A 5.50% 8/1/29 #	2,290,000	1,769,572
United Airlines 2019-1 Class AA Pass Through Trust Series 2019-1 AA 4.15% 2/25/33 ♦	1,716,521	1,522,171
		18,767,321
Total Corporate Bonds (cost $1,176,326,061)		980,742,628

Municipal Bonds — 0.32%
Commonwealth of Puerto Rico
Series A-1 4.00% 7/1/33	182,199	154,558
Series A-1 4.00% 7/1/35	132,326	108,454
Commonwealth of Puerto Rico (Restructured)
Series A 2.993% 7/1/24 ^	60,624	55,167
Series A 4.364% 7/1/33 ^	234,472	119,517
Series A-1 4.00% 7/1/37	140,560	112,150
8    NQ-460 [10/22] 12/22 (2638374)

(Unaudited)
	Principal amount°	Value (US $)

Municipal Bonds (continued)
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	3,412,730	$ 2,947,746
Total Municipal Bonds (cost $3,909,818)		3,497,592

Non-Agency Asset-Backed Securities — 2.01%
Enterprise Fleet Financing Series 2022-2 A2 144A 4.65% 5/21/29 #	6,100,000	5,984,036
Ford Credit Floorplan Master Owner Trust Series 2019-2 A 3.06% 4/15/26	5,550,000	5,341,042
Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	6,100,000	5,661,091
Volkswagen Auto Lease Trust Series 2022-A A3 3.44% 7/21/25	5,200,000	5,064,469
Total Non-Agency Asset-Backed Securities (cost $22,916,456)		22,050,638

Loan Agreements — 2.95%
AmWINS Group 6.004% (LIBOR01M + 2.25%) 2/19/28 •	2,839,446	2,781,672
Applied Systems 1st Lien 6.674% (LIBOR03M + 3.00%) 9/19/24 •	2,925,157	2,892,797
Gates Global Tranche B-3 6.254% (LIBOR01M + 2.50%) 3/31/27 •	2,957,325	2,884,625
Horizon Therapeutics USA Tranche B-2 5.375% (LIBOR01M + 1.75%) 3/15/28 •	2,846,650	2,795,945
Informatica 6.562% (LIBOR01M + 2.75%) 10/27/28 •	2,985,000	2,913,360
Prime Security Services Borrower Tranche B-1 6.505% (LIBOR03M + 2.75%) 9/23/26 •	2,964,850	2,925,752
RealPage 1st Lien 6.754% (LIBOR01M + 3.00%) 4/24/28 •	2,999,700	2,825,717
Reynolds Group Holdings Tranche B-2 7.004% (LIBOR01M + 3.25%) 2/5/26 •	2,962,242	2,886,705
Standard Industries 6.675% (LIBOR03M + 2.50%) 9/22/28 •	9,540,788	9,363,606
Total Loan Agreements (cost $32,916,252)		32,270,179

NQ-460 [10/22] 12/22 (2638374)    9

Schedule of investments
Delaware Corporate Bond Fund   (Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations — 3.14%
US Treasury Bonds 3.00% 8/15/52	12,240,000	$ 9,805,388
US Treasury Notes 2.75% 8/15/32	27,490,000	24,603,550
Total US Treasury Obligations (cost $35,573,351)		34,408,938
	Number of shares
Convertible Preferred Stock — 0.31%
El Paso Energy Capital Trust I 4.75% exercise price $34.49, maturity date 3/31/28	22,731	1,023,122
Lyondellbasell Advanced Polymers 6.00% exercise price $52.33 ω	2,808	2,372,760
Total Convertible Preferred Stock (cost $4,053,106)		3,395,882

Short-Term Investments — 0.88%
Money Market Mutual Funds — 0.88%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 2.87%)	2,428,368	2,428,368
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 2.87%)	2,428,368	2,428,368
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.14%)	2,428,368	2,428,368
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 2.88%)	2,428,367	2,428,367
Total Short-Term Investments (cost $9,713,471)		9,713,471
Total Value of Securities—99.91% (cost $1,293,356,733)		1,093,708,473

Receivables and Other Assets Net of Liabilities—0.09%		933,009
Net Assets Applicable to 75,472,348 Shares Outstanding—100.00%		$1,094,641,482
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2022, the aggregate value of Rule 144A securities was $200,047,277, which represents 18.28% of the Fund's net assets.
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(Unaudited)
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at October 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at October 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
ω	Perpetual security with no stated maturity date.
Summary of abbreviations:
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar
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